Pay vs Performance Disclosure - USD ($)	12 Months Ended					48 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

						Value of Initial Fixed $100 Investment Based on:
Year		Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income(6) ($) (in millions)	Adjusted Operating Income(7) ($) (in millions)
2025	(8)	$3,036,220	$3,036,220	$1,916,452	$839,659	$67.90	$66.56	$177.2	$301.6
2024	(9)	2,853,738	2,853,738	1,889,444	1,664,235	101.44	92.15	223.3	312.4
2023	(9)	1,623,464	968,673	1,699,055	1,182,396	94.73	99.25	251.4	365.7
2022	(9)	2,764,214	2,496,787	1,660,499	1,392,203	102.75	77.36	311.4	477.7
2021	(9)	4,751,179	4,693,851	1,788,194	2,013,948	112.63	110.85	354.1	504.7

Company Selected Measure Name	(7)Adjusted Operating Income
Named Executive Officers, Footnote	Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for our PEO, Timothy P. Boyle for the respective years shown.					In 2021-2024, the Non-PEO NEOs were Joseph P. Boyle, Peter J. Bragdon, Jim A. Swanson, and Steven M. Potter.
Peer Group Issuers, Footnote	The peer group reflected for each fiscal year is the Russell 1000 Clothing and Accessories Index, which is used in the performance graph included in the Company’s Annual Report on Form 10-K for fiscal year 2025.
PEO Total Compensation Amount	$ 3,036,220	$ 2,853,738	$ 1,623,464	$ 2,764,214	$ 4,751,179
PEO Actually Paid Compensation Amount	$ 3,036,220	2,853,738	968,673	2,496,787	4,693,851
Adjustment To PEO Compensation, Footnote	For 2025, there were no adjustments made in the PVP Table to arrive at CAP for our PEO.
Non-PEO NEO Average Total Compensation Amount	$ 1,916,452	1,889,444	1,699,055	1,660,499	1,788,194
Non-PEO NEO Average Compensation Actually Paid Amount	$ 839,659	1,664,235	1,182,396	1,392,203	2,013,948
Adjustment to Non-PEO NEO Compensation Footnote	For 2025, the following table sets forth the adjustments made in the PVP Table to arrive at CAP for our Non-PEO NEOs:

Average Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2025
Average Summary Compensation Table Total	$1,916,452
Subtract: Average Amounts Reported under “Stock Awards” Column in the SCT	(507,988)
Subtract: Average Amounts Reported under “Option Awards” Column in the SCT	(239,688)
Add: Average Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	265,624
Add: Average Fair Value of Awards Granted during Year and Vested during Year	15,466
Add/Subtract: Average Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	(345,467)
Add/Subtract: Average Change in Fair Value as of Vesting Date of Awards Granted Prior to Year that Vested during Year	2,916
Subtract: Average Fair Value from Prior Year-end of Awards Granted in Prior Years that failed to meet vesting conditions during the Year	(267,656)
Average Compensation Actually Paid (as calculated)	$839,659
Non-PEO NEO Equity Valuations: All valuations of equity awards were estimated using assumptions and methodologies substantially consistent with those used at grant. These methodologies are consistent with the principles in FASB ASC 718 and are described further in our Annual Reports on Form 10-K. Stock option fair values are calculated based on the Black-Scholes option-pricing model as of each measurement date using updated stock price and other model inputs (i.e., expected term, volatility, dividend yield, risk-free rate) as of the measurement date. Time-based RSU fair values are calculated using the stock price as of each measurement date, reduced by the present value of dividends not received during the vesting period. PRSU fair values are calculated using the stock price as of each measurement date, reduced by the present value of dividends not received during the vesting period and reflect the probable outcome of the performance vesting conditions and Relative TSR PRSU fair value is calculated pursuant to a Monte Carlo simulation.

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus the Company’s Cumulative TSR
The following chart shows the relationship between the CAP to our PEO, the average CAP to our Non-PEO NEOs and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
CAP Versus the Company’s Net Income
The following chart shows the relationship between the CAP to our PEO, the average CAP to our Non-PEO NEOs and the Company’s net income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
CAP Versus the Company’s Adjusted Operating Income
The following chart shows the relationship between the CAP to our PEO, the average CAP to our Non-PEO NEOs and the Company’s adjusted operating income over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Company’s TSR and Peer Group Cumulative TSR
The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of our peer group TSR comprising the Russell 1000 Clothing and Accessories Index over the same period.

Tabular List, Table

Top Financial Performance Measures Linking CAP to Company Performance in 2025
•Adjusted Operating Income
•Adjusted Cumulative Operating Income
•Relative Total Shareholder Return
•Share Price

Total Shareholder Return Amount	$ 67.90	101.44	94.73	102.75	112.63
Peer Group Total Shareholder Return Amount	66.56	92.15	99.25	77.36	110.85
Net Income (Loss)	$ 177,200,000	$ 223,300,000	$ 251,400,000	$ 311,400,000	$ 354,100,000
Company Selected Measure Amount	301,600,000	312,400,000	365,700,000	477,700,000	504,700,000
PEO Name	Timothy P. Boyle
Additional 402(v) Disclosure	Total Shareholder Return assumes an initial investment of $100 on December 31, 2020, including the reinvestment of dividends.The dollar amounts reported represent the amount of net income (in millions) reflected in the Company’s audited consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted Operating Income
Non-GAAP Measure Description	Adjusted Operating Income equals Operating Income for the fiscal year as set forth in the audited consolidated financial statements of the Company, adjusted for annual corporate bonus expense and certain excluded items approved by the Talent and Compensation Committee as more fully described for 2025 above on page 24 of the Compensation Discussion and Analysis. We determined this to be the most important financial performance measure used to link Company performance to CAP to our PEO and Non-PEO NEOs in 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted Cumulative Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount	100
Name	•Share Price
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 265,624
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(345,467)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,466
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,916
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,656)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,988)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (239,688)